Accrued Expenses and Other Current Liabilities (Details) - BFLY Operations Inc - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Employee compensation	$ 5,968	$ 2,208
Customer deposits	1,171	1,171
Accrued warranty liability	646	876
Non-income tax	3,695	1,646
Professional fees	5,432	484
Vendor settlements	2,975
Other	1,921	566
Total other current liabilities	$ 21,808	$ 6,951